Provisions - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions
Provisions for pensions and similar obligations	$ 8,158	$ 7,499
Provisions.	12,931	10,789	$ 10,604	$ 9,104
Provision for taxes and other legal contingencies
Provisions
Other provisions	3,009	2,141
Provisions for off-balance sheet risk
Provisions
Other provisions	1,539	1,108
Other provisions member
Provisions
Other provisions	$ 225	$ 41